29. OPERATING SEGMENTS (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Non-current assets by geographic area	$ 578,322,238	$ 524,919,199	$ 495,369,399
Chile
Disclosure of operating segments [line items]
Non-current assets by geographic area	410,692,845	407,399,841	364,442,393
Argentina
Disclosure of operating segments [line items]
Non-current assets by geographic area	28,922,884	25,378,661	27,248,552
England
Disclosure of operating segments [line items]
Non-current assets by geographic area	196,768	211,246	105,754
Brazil
Disclosure of operating segments [line items]
Non-current assets by geographic area	1,844,329	2,297,040	6,176,484
Asia
Disclosure of operating segments [line items]
Non-current assets by geographic area	145,772	8,949	170,720
China
Disclosure of operating segments [line items]
Non-current assets by geographic area	32,211,433	114,075
United States of America
Disclosure of operating segments [line items]
Non-current assets by geographic area	103,150,886	88,439,566	96,226,236
Mexico
Disclosure of operating segments [line items]
Non-current assets by geographic area	490,367	492,775	469,304
Canada
Disclosure of operating segments [line items]
Non-current assets by geographic area	649,241	600,207	504,049
Africa
Disclosure of operating segments [line items]
Non-current assets by geographic area	16,351	5,566	4,194
France
Disclosure of operating segments [line items]
Non-current assets by geographic area	1,362	(28,727)	21,713
Wine in bulk
Disclosure of operating segments [line items]
Non-current assets by geographic area	551,112,088	519,381,025	495,357,879
Wine in bulk | Chile
Disclosure of operating segments [line items]
Non-current assets by geographic area	383,482,695	401,861,667	364,430,873
Wine in bulk | Argentina
Disclosure of operating segments [line items]
Non-current assets by geographic area	28,922,884	25,378,661	27,248,552
Wine in bulk | England
Disclosure of operating segments [line items]
Non-current assets by geographic area	196,768	211,246	105,754
Wine in bulk | Brazil
Disclosure of operating segments [line items]
Non-current assets by geographic area	1,844,329	2,297,040	6,176,484
Wine in bulk | Asia
Disclosure of operating segments [line items]
Non-current assets by geographic area	145,772	8,949	170,720
Wine in bulk | China
Disclosure of operating segments [line items]
Non-current assets by geographic area	32,211,433	114,075
Wine in bulk | United States of America
Disclosure of operating segments [line items]
Non-current assets by geographic area	103,150,886	88,439,566	96,226,236
Wine in bulk | Mexico
Disclosure of operating segments [line items]
Non-current assets by geographic area	490,367	492,775	469,304
Wine in bulk | Canada
Disclosure of operating segments [line items]
Non-current assets by geographic area	649,241	600,207	504,049
Wine in bulk | Africa
Disclosure of operating segments [line items]
Non-current assets by geographic area	16,351	5,566	4,194
Wine in bulk | France
Disclosure of operating segments [line items]
Non-current assets by geographic area	1,362	(28,727)	21,713
Other Segment
Disclosure of operating segments [line items]
Non-current assets by geographic area	27,210,150	5,538,174	11,520
Other Segment | Chile
Disclosure of operating segments [line items]
Non-current assets by geographic area	27,210,150	5,538,174	11,520
Other Segment | Argentina
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0	0
Other Segment | England
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0	0
Other Segment | Brazil
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0	0
Other Segment | Asia
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0	0
Other Segment | China
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0
Other Segment | United States of America
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0	0
Other Segment | Mexico
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0	0
Other Segment | Canada
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0	0
Other Segment | Africa
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0	0
Other Segment | France
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0	0
Not assigned
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0	0
Not assigned | Chile
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0	0
Not assigned | Argentina
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0	0
Not assigned | England
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0	0
Not assigned | Brazil
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0	0
Not assigned | Asia
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0	0
Not assigned | China
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0
Not assigned | United States of America
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0	0
Not assigned | Mexico
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0	0
Not assigned | Canada
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0	0
Not assigned | Africa
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0	0
Not assigned | France
Disclosure of operating segments [line items]
Non-current assets by geographic area	$ 0	$ 0	$ 0